Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accrual of interest on mortgage and commercial loans if discontinued for maximum days	90 days	90 days
Federal Home Loan Bank stock	$ 1,895,000	$ 5,398,000	$ 5,398,000
Cash dividend paid by Federal Home Loan Bank, percent		0.10%	0.00%
Commercial real estate loans held by Company		$ 94,500,000
Building and Related Components | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		10 years
Building and Related Components | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		50 years
Furniture, Fixtures and Equipment | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		3 years
Furniture, Fixtures and Equipment | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		10 years